Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 19,289	$ 11,875	$ 30,918
Switzerland
Revenue
Total revenue	1,057	571	1,752
Europe, Middle East and Africa
Revenue
Total revenue	4,266	1,964	8,943
North America
Revenue
Total revenue	10,619	7,642	16,646
Asia Pacific
Revenue
Total revenue	3,227	1,642	3,466
Latin America
Revenue
Total revenue	120	56	111
Semiconductors Segment
Revenue
Total revenue	14,651	10,981	30,058
Semiconductors Segment | Switzerland
Revenue
Total revenue	518	348	1,436
Semiconductors Segment | Europe, Middle East and Africa
Revenue
Total revenue	1,712	1,491	8,549
Semiconductors Segment | North America
Revenue
Total revenue	9,147	7,500	16,531
Semiconductors Segment | Asia Pacific
Revenue
Total revenue	3,180	1,642	3,466
Semiconductors Segment | Latin America
Revenue
Total revenue	94		76
ASIC Segment
Revenue
Total revenue	3,601
ASIC Segment | Europe, Middle East and Africa
Revenue
Total revenue	2,214
ASIC Segment | North America
Revenue
Total revenue	1,340
ASIC Segment | Asia Pacific
Revenue
Total revenue	47
Non-reportable segments
Revenue
Total revenue	$ 1,037	$ 894	$ 860